Components of Income Tax Expense (Benefit) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current				$ (14)	$ 11	$ 10
Deferred				13	(6)	(10)
Income tax benefit	(9)	(2)	(2)	(1)	5
United Airlines, Inc.
Components Of Income Tax Expense Benefit [Line Items]
Current				(9)	3	2
Deferred				13	(5)	(18)
Income tax benefit				$ 4	$ (2)	$ (16)